Earnings Per Share (Narrative) (Details) - Stock Options [Member] - $ / shares	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock options (in shares)	892,000	3,000
Minimum exercisable prices (in dollars per share)	$ 9.58	$ 20.98
Maximum exercisable prices (in dollars per share)	$ 25.43	$ 25.43